Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 7
2014	7
2015	14
2016	35
2017	13
Thereafter	744
Total	$ 820	$ 643